Organization and Plan of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Plan of Business Operations
NOTE
1-ORGANIZATION

AND PLAN OF BUSINESS OPERATIONS
Screaming Eagle Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on November 3, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company intends to capitalize on the ability of its management team to identify and combine with a business or businesses that can benefit from its management team’s established global relationships and operating experience. The Company is an early stage company, and, as such, the Company is subject to all of the risks associated with early stage companies.
As of March 31, 2024, the Company had not commenced any operations. All activity for the period from November 3, 2021 (inception) through March 31, 2024 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below and activities related to pursuing merger opportunities. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating

income in the form of interest income on the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering was declared effective on January 5, 2022. On January 10, 2022, the Company consummated its Initial Public Offering of 75,000,000 units (the “Units”). Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary Shares” or “Public Shares”), and
one-third

of one redeemable warrant of the Company (each whole warrant, a “Warrant”), with each Warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $750,000,000.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 11,733,333 warrants (the “private placement warrants”) at a price of $1.50 per private placement warrant to the Eagle Equity Partners V, LLC (the “Sponsor”), generating gross proceeds of $17,600,000 (the “Private Placement”), which is described in Note 4.
Transaction costs amounted to $42,130,216, consisting of $15,000,000 of underwriting fees, $26,250,000 of deferred underwriting fees and $880,216 of other offering costs.
Following the closing of the Initial Public Offering and the Private Placement, $
750,000,000
($
10.00
per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and certain proceeds from the sale of the private placement warrants was placed in a trust account (the “Trust Account”). The proceeds held in the Trust Account were invested in U.S. government treasury obligations with a maturity of
185
days

or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations. On January 26, 2024, the Company amended the trust agreement governing the Trust Account to permit Continental Stock Transfer & Trust Company (the “Trustee
”)
to hold the assets in the Trust Account in an interest-bearing demand deposit account or cash until the earlier of the consummation of an initial business combination or the Company’s liquidation. On the same day, the Company instructed the Trustee to liquidate the investments held in the Trust Account and move the funds to an interest-bearing demand deposit account, with Continental Stock Transfer & Trust Company continuing to act as trustee. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the initial public offering and the sale of the private placement warrants are no longer invested in U.S. government securities or money market funds.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the private placement warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete one or more Business Combinations with having an aggregate fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.
There is no assurance that the Company will be able to successfully effect a Business Combination. The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (which, as of March 31, 2024, was approximately $
10.72
 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (subject to an aggregate limit of $
3,000,000
) and to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A Ordinary Shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” If the Company seeks shareholder approval, the Company will complete a Business Combination only if it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the Company’s ordinary shares which are represented in person or by proxy and are voted at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Articles (as defined below), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Articles provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares without the Company’s prior written consent.
The Sponsor and the Company’s officers and directors have agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a

Business

Combination

and (b) not to propose an amendment to the Articles (i) to modify the substance or timing of the Company’s obligation to redeem
100
% of the Public Shares if the Company does not complete a Business Combination within the Completion Window (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.
Under the Articles, the Company has until June 15, 2024, to close its initial Business Combination (the “Completion Window”). If the Company is unable to complete a Business Combination within the Completion Window, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share

price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (such withdrawals to be subject to an aggregate limit of $3,000,000) (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor and the Company’s officers and directors have agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Completion Window. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Completion Window. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Completion Window and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
The

Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $
10.00
per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $
10.00
per Public Share due to reductions in the value of trust assets, less taxes payable. This liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust
Account.
Subsidiaries
In connection with the Lionsgate Business Combination (as defined below) with Lions Gate Entertainment Corp., a British Columbia company (“Lions Gate Parent”), the Company formed SEAC II Corp. (“New SEAC”), a Cayman Islands exempted company and 1455941 B.C. Unlimited Liability Company (“New BC Sub”), a British Columbia unlimited liability company, both of which are direct, wholly owned subsidiaries of the Company. In addition, the Company formed SEAC MergerCo (“MergerCo”) a Cayman Islands exempted company and a direct, wholly owned subsidiary of New SEAC. New SEAC, New BC Sub, and MergerCo did not have any activity as of March 31, 2024, and they have not engaged in any operations or generated operating revenues to date.
Business Combination with LG Orion Holdings ULC
On December 22, 2023, the Company, New SEAC, Lions Gate Parent, LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly owned subsidiary of Lions Gate Parent (“Studio HoldCo”), LG Orion Holdings ULC, a British Columbia unlimited liability company and a wholly owned subsidiary of Lions Gate Parent (“StudioCo”), MergerCo and New BC Sub, entered into the Business Combination Agreement, pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement (as amended on April 11, 2024 and as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) and the plan of arrangement (the “Plan of Arrangement”), (i) SEAC will merge with and into MergerCo (the “SEAC Merger”) with MergerCo surviving the SEAC Merger as a direct, wholly-owned subsidiary of New SEAC (the resulting entity referred to herein as MergerCo or, where specified, the “SEAC Merger Surviving Company”), (ii) SEAC Merger Surviving Company will distribute all of its assets lawfully available for distribution to New SEAC by way of a cash dividend, (iii) SEAC Merger Surviving Company will transfer by way of continuation from the Cayman Islands to British Columbia in accordance with the Cayman Islands Companies Act (as revised) (the “Companies Act”) and the Business Corporations Act (British Columbia) (the “BC Act”) and convert to a British Columbia unlimited liability company in accordance with the applicable provisions of the BC Act, (iv) New SEAC will transfer by way of continuation from the Cayman Islands to British Columbia in accordance with the Companies Act and the BC Act and continue as a British Columbia company in accordance with the applicable provisions of the BC Act, and (v) pursuant to an arrangement under Division 5 of Part 9 of the BC Act (the “Arrangement”) on the terms and subject to the conditions set forth in the Plan of Arrangement, (A) SEAC Merger Surviving Company and New BC Sub will amalgamate (the “MergerCo Amalgamation”) to form one corporate entity (“MergerCo Amalco”), in accordance with the terms of, and with the attributes and effects set out in, the Plan of Arrangement, (B) New SEAC and MergerCo Amalco will amalgamate (the “SEAC Amalgamation”) to form one corporate entity (“SEAC Amalco”), in accordance with the terms of, and with the attributes and effects set out in, the Plan of Arrangement and (C) StudioCo and SEAC Amalco will amalgamate (the “StudioCo Amalgamation” and together with the MergerCo Amalgamation and the SEAC Amalgamation, the “Amalgamations”) to form one corporate entity (“Pubco”), in accordance with the terms of, and with the attributes and effects set out in, the Plan of Arrangement. The Arrangement is subject to the approval by the Supreme Court of British Columbia under the BC Act. The transaction contemplated by the Business Combination Agreement, the Plan of Arrangement and all other agreements, certificates and instruments entered into in connection therewith, are referred to herein as the “Lionsgate Business Combination.”
Extension
On April 9, 2024, the Company held an extraordinary general meeting of its shareholders (the “Extension Meeting”), at which the Company received approval to amend its Amended and Restated Memorandum and Articles of Association (as amended, the “Articles”) to, among other things, extend the date by which the Company must consummate a Business Combination from April 10, 2024 to June 15, 2024. In connection with the Extension Meeting, holders of 57,824,777 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $10.74 per share, representing an aggregate of approximately $620.8 million. After the satisfaction of such redemptions, the balance in the Trust Account was approximately $184.4 million.

Liquidity and Going Concern
As

of March 31, 2024, the Company had an unrestricted cash balance of $
437,163
, cash held in the Trust Account of $
804,228,813
and a working
capital
deficiency of $
25,342,177
. The Company’s liquidity needs had been satisfied prior to the completion of the Initial Public Offering through receipt of a $
25,000
capital contribution from the Sponsor in exchange for the issuance of the Founder Shares and a $
300,000
loan from the Sponsor, which was paid in full on January 11, 2022. The Company’s working capital needs have been satisfied through the funds held outside of the Trust Account from the Initial Public Offering. In addition, the Company withdrew interest earned on Trust Account to fund the Company’s working capital requirements (subject to an aggregate maximum release of
$
3,000,000
,

which was reached as of December 31, 2023). The Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Up to

$
1,500,000
of such loans may be convertible into warrants of the post-Business Combination entity at a price of $
1.50
per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. The terms of such loans have not been determined
,
and no written agreements exist with respect to such loans.
While the Company had a working capital deficiency of $
25,420,259
as of March 31, 2024, most of its current liabilities are not expected to be repaid from current assets. For example, $
19,399,127

of the total current liabilities is related to the
private investments in public equities (“PIPE”)
with reduction right liability (as defined below), which is a non-cash

item and is not expected to be repaid from current assets. Of the remaining
$
6,458,295
in accounts payable and accrued expenses, $
5,983,947
is related to accrued legal expenses that are payable at the closing of the Lionsgate Business Combination and are not expected to be repaid from current assets.
The Company is a Special Purpose Acquisition Corporation with a Completion Window of June 15, 2024. Although the Company plans to complete the transaction before the Completion Window, there can be no assurance that the Company will be able to consummate a business combination by June 15, 2024. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2014-15,

“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination and raise additional funds to alleviate liquidity needs and since the mandatory liquidation deadline is less than 12 months away, there is substantial doubt that the Company will operate as a going concern.
No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 15, 2024. Management plans to consummate a Business Combination prior to June 15, 2024; however, there can be no assurance that one will be completed.

Note
1-Organization
and Plan of Business Operations
Screaming Eagle Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on November 3, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company intends to capitalize on the ability of its management team to identify and combine with a business or businesses that can benefit from its management team’s established global relationships and operating experience. The Company is an early stage company and, as such, the Company is subject to all of the risks associated with an early stage company.
As of December 31, 2023, the Company had not commenced any operations. All activity for the period from November 3, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the initial public offering (“initial public offering”), which is described below, and activities related to pursuing initial business combination opportunities. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on the proceeds derived from the initial public offering.
The registration statement for the Company’s initial public offering was declared effective on January 5, 2022. On January 10, 2022, the Company consummated its initial public offering of
75,000,000 units (the “Units”). Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A ordinary shares”), and one-third

of one redeemable warrant of the Company (each whole warrant, a “Warrant”), with each Warrant entitling the holder thereof to purchase one Class A ordinary share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $750,000,000.
Simultaneously with the closing of the initial public offering, the Company consummated the sale of
11,733,333 warrants (the “private placement warrants”) at a price of $1.50 per private placement warrant to the Company’s Sponsor, generating gross proceeds of $17,600,000, (the “Private Placement”), which is described in Note 4.
Transaction costs amounted to $42,130,216, consisting of $15,000,000 of underwriting fees, $26,250,000 of deferred underwriting fees and $880,216 of other offering costs.
Following the closing of the initial public offering and the Private Placement, $750,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the initial public offering and certain proceeds from the sale of the private placement warrants was placed in a trust account (the “Trust Account”). The proceeds held in the Trust Account were invested in U.S. government treasury obligations with a maturity of
185 days or less or in money market funds meeting certain conditions under Rule
2a-7

under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, until January 2024, when the trustee liquidated such investments and moved the proceeds to an interest-bearing demand deposit account. Such assets will be held in the manner as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the initial public offering and the sale of the private placement warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete one or more Business Combinations with having an aggregate fair market value equal to at least
80
% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.
There is no assurance that the Company will be able to successfully effect
a
Business Combination. The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a
Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (which, as of December 31, 2023, was approximately $10.60 per share),
calculated as of two business days prior to the completion of Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (subject to an aggregate limit of
$
3,000,000) and to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” If the Company seeks shareholder approval, the Company will complete a Business Combination only if it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the Company’s ordinary shares which are represented in person or by proxy and are voted at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased in or after the initial public offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $
5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of
20% of the Public Shares without the Company’s prior written consent.
The Sponsor and the Company’s officers and directors have agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of
Association (i) to modify the substance or timing of the Company’s obligation to redeem
100% of the Public Shares if the Company does not complete a Business Combination within the Completion Window (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial

business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.
Under the Amended and Restated Memorandum and Articles of Association, the Company has 27 months from the closing of the initial public offering, or until April 10, 2024, to close its initial Business Combination because it executed a definitive agreement for its initial Business Combination within 24 months from the closing of the initial public offering (the “Completion Window”). If the Company is unable to complete a Business Combination within the Completion Window and does not further extend such date with the approval of its shareholders, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share

price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor and the Company’s officers and directors have agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Completion Window. However, if the Sponsor acquires Public Shares in or after the initial public offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Completion Window. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Completion Window and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the initial public offering price per Unit ($10.00).
The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of trust assets, less taxes payable. This liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the initial public offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Subsidiaries
In connection with the Business Combination with LG Orion Holdings ULC (“Lions Gate”), the Company formed SEAC II Corp. (“New SEAC”), a Cayman Islands exempted company and 1455941 B.C. Unlimited Liability Company (“New BC Sub”), a British Columbia unlimited liability company, both of which are direct, wholly-owned subsidiaries of the Company. In addition, the Company formed SEAC MergerCo (“MergerCo”) a Cayman Islands exempted company and a direct, wholly-owned subsidiary of New SEAC. New SEAC, New BC Sub, and MergerCo did not have any activity as of December 31, 2023 and they have not engaged in any operations or generated operating revenues to date.
Business Combination with LG Orion Holdings ULC
On December 22, 2023, the Company, New SEAC, Lions Gate Parent, Studio HoldCo, StudioCo, MergerCo and New BC Sub, entered into the Business Combination Agreement, pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement and the Plan of Arrangement, (i) the Company will merge with and into MergerCo with SEAC Merger Surviving Company as the resulting entity, (ii) SEAC Merger Surviving Company will distribute all of its assets lawfully available for distribution to New SEAC by way of a cash dividend, (iii) SEAC Merger Surviving Company will transfer by way of continuation from the Cayman Islands to British Columbia in accordance with the Companies Act and the BC Act and convert to a British Columbia unlimited liability company in accordance with the applicable provisions of the BC Act, (iv) New SEAC will transfer by way of continuation from the Cayman Islands to British Columbia in accordance with the Companies Act and the BC Act and continue as a British Columbia company in accordance with the applicable provisions of the BC Act, and (v) in pursuant to the Arrangement and on the terms and subject to the conditions set forth in the Plan of Arrangement, (A) SEAC Merger Surviving Company and New BC Sub will amalgamate to form MergerCo Amalco, in accordance with the terms of, and with the attributes and effects set out in, the Plan of Arrangement, (B) New SEAC and MergerCo Amalco will amalgamate to form SEAC Amalco, in accordance with the terms of, and with the attributes and effects set out in, the Plan of Arrangement and (C) StudioCo and SEAC Amalco will amalgamate to form Pubco, in accordance with the terms of, and with the attributes and effects set out in, the Plan of Arrangement. The Arrangement is subject to the approval by the Supreme Court of British Columbia under the BC Act. For more information, please see the Current Report on Form 8-K filed with the SEC by the Company on December 22, 2023, and the Registration Statement on Form S-4 filed with the SEC by New SEAC on January 5, 2024, as amended by Amendment No. 1 filed with the SEC by New SEAC on February 9, 2024.
Liquidity, capital resources, and going concern
As of December 31, 2023, the Company had an unrestricted cash balance of $999,152, cash and investments held in the Trust Account of $794,750,266 and a working capital deficiency of $20,949,357.
The

Company’s liquidity needs had been satisfied prior to the completion of the initial public offering through receipt of a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares and a $300,000 loan from the Sponsor, which was paid in full on January 11, 2022. The Company’s working capital needs will be satisfied through the funds held outside of the Trust Account, from the Public Offering. In addition, the Company withdr
e
w interest earned on the Trust Account to fund the Company’s working capital requirements (subject to an aggregate maximum release of $3,000,000
, which has been reached as of December 31, 2023). The Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. U
p to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. The terms of such loans have not been determined and no written agreements exist with respect to such loans.
While the Company had a working capital deficiency of $
20,949,357

as of December 31, 2023,

most of

its current liabilities

are not expected to be repaid from current assets. For example, $18,253,010 of the total
current
liabilities is related to the PIPE with reduction right liability, which is a non-cash item and is not expected to be repaid from current assets. Of the remaining $
3,695,499
in accounts payable and accrued expenses,
$
3,576,713

is related to accrued legal expenses that are payable at the closing of the Business Combination and are not expected to be repaid from current assets.
The Company is a Special Purpose Acquisition Corporation with a scheduled liquidation date of April 10, 2024. Although the Company plans to complete the transaction before the scheduled liquidation date, there can be no assurance that the Company will be able to consummate a business combination by April 10, 2024. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“AS
U
”)
2014-15,
 “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination and raise additional funds to alleviate liquidity needs and since the mandatory liquidation deadline is less than 12 months away, there is substantial doubt that the Company will operate as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after April 10, 2024. Management plans to consummate a Business Combination prior to April 10, 2024, however there can be no assurance that one will be completed.